RELATED PARTIES - Schedule of Compensation to Directors and Executive Officers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Compensation To Directors And Executive Officers Abstract
Short-term employee benefits	$ 251,410	$ 304,576